COMMITMENTS AND CONTINGENCIES - Other litigation issues (Details)		1 Months Ended												3 Months Ended	12 Months Ended
	Apr. 24, 2018 CNY (¥)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Aug. 31, 2017 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Damages sought value										¥ 160,000,000	$ 22,983,000
BFSMC
Damages sought value								¥ 672,000,000
Interest rate								9.00%
Interest on damage sought								¥ 263,790,000
Xin Run
Damages sought value	¥ 14,400,000			¥ 175,078,000	$ 27,473,000
Legal fees						¥ 77,200,000
Interest on damage sought	8,860,000
Payment of overdue fees			¥ 74,810,000											¥ 38,600,000		¥ 38,000,000.0
Xin Run | Technology Company Beijing Shunyi (Member)
Construction Fees Not Paid									¥ 65,200,000
Interest on damage sought									¥ 7,500,000
Other Payables																¥ 43,960,000
Xin Run | Beijing Shunyi [Member]
Payment of overdue fees			54,420,000									¥ 74,600,000
Xin Run | Beijing Haidian [Member]
Payment of overdue fees												¥ 40,800,000
Xin Run | BFSMC
Damages sought value	¥ 96,000,000							¥ 82,680,000					¥ 105,600,000
Interest rate								4.35%
Interest on damage sought								¥ 13,340,000
Payment of overdue fees		¥ 34,120,000
Beijing Blue IT
Other Payables								28,900,000
Payment of overdue fees			¥ 11,310,000				¥ 15,400,000	¥ 38,600,000							¥ 5,790,000